Schedule of Investments
May 31, 2024 (unaudited)
Monteagle Enhanced Equity

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 77.10%

Automobiles & Components - 2.51%
Borgwarner, Inc.			9,200	328,072

Commercial & Professional Services - 2.83%
Republic Services, Inc. (2)			2,000	370,380

Communication Services - 2.89%
Liberty Formula One Group (2)			5,100	378,114

Computers - 2.99%
Dell Technologies, Inc.			2,800	390,768

Data & Transaction Processing - 3.07%
MasterCard, Inc. Class A			900	402,363

Diversified Financials - 3.02%
Apollo Global Management, Inc.			3,400	394,944

Food, Beverage & Tobacco - 2.93%
The Coca-Cola Co.			6,100	383,873

Health Care Equipment & Services - 4.57%
Humana, Inc.			700	250,684
UnitedHealth Group, Inc.			700	346,759

				597,443

Hotels & Motels - 2.91%
Hilton Worldwide Holdings, Inc.			1,900	381,140

Industrial Products - 2.80%
Eaton Corp. plc			1,100	366,135

Internet - 2.77%
Alphabet, Inc. (2)			2,100	362,250

Mass Merchants - 3.12%
Walmart, Inc.			6,200	407,712

Medical Instruments & Equipment - 3.04%
Thermo Fisher Scientific, Inc.			700	397,586

Oil & Gas - 8.27%
Cheniere Energy, Inc.			2,200	347,138
Exxon Mobil Corp.			3,300	386,958
Linde plc (2)			800	348,416

				1,082,512

Pharmaceuticals, Biotechnology & Life Science - 5.84%
AbbVie, Inc.			2,200	354,728
Eli Lilly & Co.			500	410,170

				764,898

Radio Telephone Communications - 3.07%
T-Mobile US, Inc.			2,300	402,408

Real Estate Management & Development - 2.78%
Ares Management Corp. (2)			2,600	364,442

Software & Services - 17.69%
Amazon.com, Inc. (2)			2,100	370,524
Microsoft Corp.			1,600	664,208
Salesforce.com, Inc. (2)			2,200	515,768
SeviceNow, Inc. (2)			500	328,465
Visa, Inc. Class A			1,600	435,936

				2,314,901

Total Common Stock			(Cost $ 10,327,205)	10,089,941

Exchange Traded Funds - 1.61%

SPDR S&P 500 ETF Trust			400	210,948

Total Exchange Traded Funds			(Cost $ 200,338)	210,948

Real Estate Investment Trusts - 4.82%

Prologis, Inc.			3,400	375,666
SBA Communications Corp.			1,300	255,684

Total Real Estate Investment Trusts			(Cost $ 770,542)	631,350

Money Market Registered Investment Companies - 11.03%

Federated Hermes Government Obligations Fund - Institutional Class 5.23% (3)			1,443,489	1,443,489

Total Money Market Registered Investment Companies			(Cost $ 1,443,489)	1,443,489

Total Investments - 94.56%			(Cost $ 14,061,061)	12,375,728

Other Assets less Liabilities - 5.44%				711,330

Total Net Assets - 100.00%				13,087,058

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options Written
Eli Lilly and Company Strike $855.00	-5	6/21/2024	(427,500)	(3,950)
Republic Services, Inc. Strike $190.00	-20	6/21/2024	(380,000)	(1,600)
T-Mobile US, Inc. Strike $175.00	-23	6/21/2024	(402,500)	(6,325)
UnitedHealth Group Inc. Strike $540.00	-7	6/21/2024	(378,000)	(504)
Walmart Inc. Strike $65.00	-62	6/21/2024	(403,000)	(9,176)

Total Call Options Written	-117		(1,991,000)	(21,555)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$12,164,780	$0
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$12,164,780	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at May 31, 2024.